Segment information - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Net profit (loss) for the year	€ 13,406	€ 6,695	€ (2,153)
Income taxes	733	78	975
Financial income	(7,677)	(5,019)	(6,114)
Financial expenses	2,969	3,865	4,420
Operating (loss)/ profit	9,432	5,619	(2,872)
Impairments	0	4,228	0
Other operating income (expense)	(2,350)	(3,077)	(2,693)
Corporate headquarter costs	10,254	10,464	9,504
Corporate research and development	3,681	2,785	2,600
Depreciation, amortization and impairment	21,742	21,511	22,026
Segment EBITDA adjustments	24	0	0
Segment Adjusted EBITDA	€ 42,784	€ 41,530	€ 28,565